Common Stock and Warrants	12 Months Ended
Dec. 31, 2011
Common Stock and Warrants [Abstract]
COMMON STOCK AND WARRANTS
14.	COMMON STOCK AND WARRANTS

(a)	Common stock

(i) In September 2006, the Company entered into a securities purchase agreement with certain institutional investors for the issuance of shares of common stock and warrants to purchase shares of common stock. The Company sold to the investors an aggregate of 1,466,668 units at a purchase price of $3.75 per unit, each unit consisting of one share of common stock and a short-term warrant and a long-term warrant (note 14(b)(i)).

(ii) In October 2010, the Company entered into a securities purchase agreement with certain institutional investors for the issuance of shares of common stock by the Company and issuance of warrants by the Company's jewelry retail subsidiary, ENZO. The Company sold to the investors an aggregate of 4,000,000 shares of common stock at a purchase price of US$3.25 per share, raising US$12,210 after placement costs. Concurrently, ENZO issued warrants to the investors to acquire a number of shares of common stock of ENZO which equal to 4.25% of the outstanding equity of ENZO when the market valuation of ENZO upon completion of the offering and valued at the public offering price of ENZO common stock is equal to or greater than US$300 million.

(iii) A total of 1,454,000, 1,385,000 and 857,500 shares of common stock of the Company were issued during the year ended December 31, 2011, 2010 and 2009 respectively upon exercise of stock options.

As of December 31, 2011, the Company had 30,607,672 shares of common stock issued.

(b)	Warrants

	As of December 31,
	2011	2010	2009
	Number of warrants	Number of warrants	Number of warrants
Outstanding, beginning of year	456,000	329,334	499,785
Granted	—	—	—
Adjusted (note (i))	—	126,666	—
Exercised	—	—	—
Expired	—	—	(170,451)

Outstanding, end of year	456,000	456,000	329,334

The following table shows the warrants outstanding as of December 31, 2011.

Date of grant	Notes	Number of warrants outstanding	Exercise price
September 25, 2006	(i)	456,000	US$3.25 per share

		% of underlying equity interest of ENZO
October 26, 2010	(ii)	7%	US$21 million

May 3, 2011	(iii)	10.35%	US$25.875 million

(i)	On September 25, 2006, the Company issued short-term and long-term warrants to the investors of a private placement. The short-term warrants represent an option to purchase in the aggregate up to 236,909 shares of common stock at $4.221 per share at any time during the period from September 25, 2006 until February 5, 2007, which have been exercised in 2007, and the long-term warrants represent a five-year option to purchase in the aggregate up to 366,668 shares of common stock at $4.50 per share at any time during the period from March 25, 2007 until March 25, 2012.

The Company has also issued warrants to the placement agent of the private placement to purchase 29,333 shares of the Company. The warrants issued to the placement agent are identical to the long-term warrants.

The anti-dilutive provisions contained in the warrant agreements provides that the exercise price of the outstanding warrants is subject to adjustment when the Company issues common stock in certain circumstances at a price lower than the exercise price of the warrants. Subsequent to the private placement completed in October 2010 (note 14(a)(ii)), the outstanding warrants of 329,334, which represents the warrants hold by both the investors and the placement agent, at exercise price of US$4.5 per share was adjusted to 456,000 at exercise price of US$3.25 per share.

(ii)	In October 2010, in connection of the issuance of a number of common shares of the Company to some institutional investors (note 14(a)(ii)), ENZO also issued warrants to these investors to purchase a number of shares of common stock of ENZO which equal to 4.25% of the outstanding equity of ENZO when the market valuation of ENZO upon completion of the offering and valued at the public offering price of ENZO common stock is equal to or greater than US$300 million. The exercise price is a price per share which is determined as of the share determination time equal to the quotient determined by dividing the holder’s pro rata portion of US$12.75 million by the share quantity.

ENZO has also issued warrants to the placement agent of the private placement to purchase a number of shares of common stock of ENZO which equal to 2.75% of the outstanding equity of ENZO when the market valuation of ENZO upon completion of the offering and valued at the public offering price of ENZO common stock is equal to or greater than US$300 million. The warrants issued to the placement agent are identical to the warrants issued to the investors. The exercise price is a price per share which is determined as of the share determination time equal to the quotient determined by US$8.25 million by the share quantity.

The warrants expire at the earlier of (i) October 26, 2014 or (ii) the business day immediately preceding an initial public offering of ENZO.

The fair value of warrants was valued using the Black-Scholes option pricing model, with the assistance of an independent valuation firm. The fair value of the warrants was determined to be insignificant at issuance date and subsequently at the end of each reporting period presented. The Company allocated the aggregate proceeds from the private placement between common stock and the underlying warrants, with the common share proceeds included in additional paid in capital.

(iii)	On May 3, 2011, ENZO issued 359,826 redeemable preferred shares to some institutional investors, to fund expenditures for new store openings, marketing expenses and general working capital related to the expansion of its retail business in the PRC (note 17). As part of the transaction, ENZO also issued some warrants to these institutional investors. The warrants are exercisable any time after the issuance date, in whole or in part, with the exercise price per share being the quotient determined by dividing the holders’ pro rata portion of US$25,875 by holders’ pro rata portion of 10.35% of the common stock deemed outstanding of ENZO on a fully diluted basis, on the date of the exercise note. The exercise price of the warrants shall be adjusted by certain dilutive events of ENZO, such as stock splits, stock dividends, recapitalization, or the declaration of dividends or assets by way of return of capital.

The warrants will expire in forty-eight months after the issuance date, or if an initial public offering of ENZO (“ENZO IPO”) occurs prior to such date, then the expiry date will be eighteen months following the ENZO IPO; provided that if the ENZO IPO has not occurred by such forty-eight month date, then the expiration date shall automatically be extended by another 12 months or such other time as may be agreed to in writing by the warrant holders. If the ENZO IPO occurs during the extension period, the extension period will be automatically extended to eighteenth month after the date of the ENZO IPO.

The warrants holders can also elect to exercise the flip-over option to convert the warrants into the common shares of the Company, and the share quantity to be converted into shall be the quotient of 10.35 over 28.27, multiple by the total percentage of the Company’s issued and outstanding share capital that the holders of all the ENZO Preferred Shares would be entitled to receive at the relevant time of determination in the event that a Flip Option (note 17) is exercised at such time in respect of all the ENZO Preferred Shares issued. In the event that a flip-over option is exercised in respect of any warrant, the expiration date of such warrants will be automatically amended to reflect the date falling 18 months after the flip-over option is exercised in respect of such warrants.

The warrant holders are not entitled to vote or receive dividends from ENZO.

The warrants were recorded as liabilities as the number of shares of ENZO to be obtained is variable, and initially recorded at fair value at issuance date. The fair value of the warrants was US$3.03 million and US$2.07 million at the time of issuance and as of December 31, 2011, respectively. Changes in fair value of the warrants in each reporting period are included in the consolidated statement of operations. A gain of US$954 from the change in fair value of the warrants was recognized in the consolidated statement of operations during the year ended December 31, 2011 (note 23).

The fair value of the warrants was determined by adopting the Monte Carlo simulation valuation methodology, with the assistance of an independent valuation firm, using the following assumptions:

Assumptions for ENZO	Valuation as of May 3, 2011	Valuation as of December 31, 2011
Underlying asset value	$132,100	$142,300
Risk free rate	0.95%	0.31%
Volatility of the warrant	35.54%	33.93%
% of share of the Company upon the exercise of flip-over option of the warrant	9.69	9.69

When estimating the fair values of the underlying asset value of ENZO as of the issuance date, the Company first determined its enterprise value by means of the discounted cash flow method. The discounted cash flow derived by management considered the ENZO’s future business plan, specific business and financial risks, the stage of development of the ENZO’s operations and economic and competitive elements affecting the ENZO’s business, industry and market. Volatility is the adjusted annualized standard deviation of the continuously compounded rates of daily return on the daily adjusted share price, with the adoption of the average of volatilities of the comparable companies of ENZO. Risk free rate used is based on the corresponding yield to maturity of respective US Sovereign Strips as at the valuation dates.